Segment Information - Summarizes of Significant Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Cost of sales		$ 124,032	$ 140,688	$ 146,853
Research and development expenses		216,180	270,661	350,187
Selling, general and administrative expenses		332,979	420,922	598,250
Operating Segments
Segment Reporting Information [Line Items]
Revenues		386,013	361,374	470,170
Cost of sales		124,032	140,688	146,853
Selling, general and administrative expenses		332,979	420,922	598,250
Other segment income (expense)	[1]	88,342	511,553	504,262
Net income (loss) attributable to shareholders of Sinovac		(198,836)	40,656	(120,858)
Operating Segments | Pneumococcal Conjugate Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		38,859	43,228	44,121
Operating Segments | Bivalent Enterovirus Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		19,995	13,722	6,659
Operating Segments | Pentavalent DTaP-IPV/Hib Combination Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		17,325	33,767	93,211
Operating Segments | Rabies Vaccine for Human Use
Segment Reporting Information [Line Items]
Research and development expenses		15,507	45,641	28,365
Operating Segments | Group ACYW135 Meningococcal Conjugate Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		13,522	21,647	29,174
Operating Segments | Adsorbed Tetanus Vaccine
Segment Reporting Information [Line Items]
Research and development expenses		11,772	7,725	1,365
Operating Segments | Others
Segment Reporting Information [Line Items]
Research and development expenses	[2]	$ 99,200	$ 104,931	$ 147,292

[1]	Other segment income (expense) includes provision for credit losses, loss on disposal and impairment of property, plant and equipment, loss on impairment of intangible assets, loss on impairment of goodwill, government grants recognized in income, interest and financing expenses, interest income, share of losses from equity method investments, income tax benefit (expense), and other income, net.
[2]	Includes research and development expenses on other product candidates at preliminary stage.